EQUITY	6 Months Ended
Jun. 30, 2020
Equity [abstract]
EQUITY	EQUITY
The partnership’s capital structure is comprised of seven classes of partnership units: GP Units, LP Units, redeemable/exchangeable partnership units of the operating partnership (“Redeemable/Exchangeable Partnership Units”), special limited partnership units of the operating partnership (“Special LP Units”), limited partnership units of Brookfield Office Properties Exchange LP (“Exchange LP Units”), FV LTIP units of the operating partnership and BPYU Units. In addition, the partnership issued Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 in the first quarter of 2019, Class A Cumulative Redeemable Perpetual Preferred Units, Series 2 in the third quarter of 2019 and Class A Cumulative Redeemable Perpetual Preferred Units, Series 3 in the first quarter of 2020 (“Preferred Equity Units”).

a)General and limited partnership equity
GP Units entitle the holder to the right to govern the financial and operating policies of the partnership. The GP Units are entitled to a 1% general partnership interest.

LP Units entitle the holder to their proportionate share of distributions and are listed and publicly traded on the Nasdaq and the TSX. Each LP Unit entitles the holder thereof to one vote for the purposes of any approval at a meeting of limited partners, provided that holders of the Redeemable/Exchangeable Partnership Units that are exchanged for LP Units will only be entitled to a maximum number of votes in respect of the Redeemable/Exchangeable Partnership Units equal to 49% of the total voting power of all outstanding units.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	General partnership units		Limited partnership units
(Thousands of units)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Outstanding, beginning of period	139	139	439,802	424,198
Exchange LP Units exchanged		—	50	425
BPYU Units exchanged	—		7,958	36,316
Distribution Reinvestment Program	—	—	495	257
Issued under unit-based compensation plan	—	—	—	858
Repurchase of LP Units	—	—	(10,394)	(22,252)
Outstanding, end of period	139	139	437,911	439,802

b)Units of the operating partnership held by Brookfield Asset Management

Redeemable/Exchangeable Partnership Units
There were 432,649,105 Redeemable/Exchangeable Partnership Units outstanding at June 30, 2020 and December 31, 2019.

Special limited partnership units
Brookfield Property Special L.P. is entitled to receive equity enhancement distributions and incentive distributions from the operating partnership as a result of its ownership of the Special LP Units.

There were 4,759,997 Special LP Units outstanding at June 30, 2020 and December 31, 2019.

c)Limited partnership units of Brookfield Office Properties Exchange LP (“Exchange LP”)
The Exchange LP Units are exchangeable at any time on a one-for-one basis, at the option of the holder, subject to their terms and applicable law, for LP Units. An Exchange LP Unit provides a holder thereof with economic terms that are substantially equivalent to those of a LP Unit. Subject to certain conditions and applicable law, Exchange LP will have the right, commencing June 9, 2021, to redeem all of the then outstanding Exchange LP Units at a price equal to the 20-day volume-weighted average trading price of an LP Unit plus all declared, payable, and unpaid distributions on such units.

The following table presents changes to the Exchange LP Units from the beginning of the year:

	Limited Partnership Units of Brookfield Office Properties Exchange LP
(Thousands of units)	Jun. 30, 2020	Dec. 31, 2019
Outstanding, beginning of period	2,883	3,308
Exchange LP Units exchanged(1)	(50)	(425)
Outstanding, end of period	2,833	2,883
(1)  Exchange LP Units that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Condensed Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.
d)FV LTIP units of the Operating Partnership
The partnership issued Brookfield Property Partners BPY FV LTIP Unit Plan (“FV LTIP”) to certain participants in the third quarter of 2019. Each FV LTIP unit will vest over a period of five years and is redeemable for LP Units, BPYU Units or a cash payment subject to a conversion adjustment. There were 1,896,394 and 1,156,114 FV LTIP Units outstanding at June 30, 2020 and December 31, 2019, respectively.

e)Class A shares of Brookfield Property REIT Inc.
BPYU Units were issued to former GGP common shareholders who elected to receive BPYU Units as consideration. Each BPYU Unit is structured to provide an economic return equivalent to an LP Unit. The holder of a BPYU Unit has the right, at any time, to request the unit be redeemed for cash equivalent to the value of an LP Unit. In the event the holder of a BPYU Unit exercises this right, the partnership has the right, at its sole discretion, to satisfy the redemption request with an LP Unit rather than cash. As a result, BPYU Units participate in earnings and distribution on a per unit basis equivalent to the per unit participation of LP Units. The partnership presents BPYU Units as a component of non-controlling interest.

The following table presents changes to the BPYU Units from the beginning of the year:

	Class A shares of Brookfield Property REIT Inc.
(Thousands of units)	Jun. 30, 2020	Dec. 31, 2019
Outstanding, beginning of period	64,025	106,090
BPYU Units exchanged(1)	(7,958)	(36,316)
Repurchases of BPYU Units	(855)	(5,724)
BPYU Units vested	85	—
Forfeitures	(2)	(25)
Outstanding, end of period(2)	55,295	64,025
(1) Represents BPYU Units that have been exchanged for LP Units. Refer to the Condensed Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of BPYU Units.
(2) In addition, there were 1,418,001 BPYU Units held in treasury as of June 30, 2020.

f)Class A Cumulative Redeemable Perpetual Preferred Units, Series 1, Series 2 and Series 3 (“Preferred Equity Units”)
During the year ended December 31, 2019, the partnership issued 7,360,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 at $25.00 per unit at a coupon rate of 6.5% and 10,000,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 2 at $25.00 per unit at a coupon rate of 6.375%. In total $434 million of gross proceeds were raised and $14 million in underwriting and issuance costs were incurred.

During the six months ended June 30, 2020, the partnership issued 11,500,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 3 at $25.00 per unit at a coupon rate of 5.75%. In total $288 million of gross proceeds were raised and $9 million in underwriting and issuance costs were incurred. At June 30, 2020, Preferred Equity Units had a total carrying value of $699 million (December 31, 2019 - $420 million).

g)Distributions
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except per unit information)	2020	2019	2020	2019
Limited Partners	$145	$140	$291	$281
Holders of:
Redeemable/Exchangeable Partnership Units	145	144	287	286
Special LP Units	1	1	3	3
Exchange LP Units	1	1	2	2
FV LTIP units of the Operating Partnership	1	—	1	—
BPYU Units	20	29	40	63
Total	$313	$315	$624	$635
Per unit(1)	$0.3325	$0.330	$0.6650	$0.660
(1)  Per unit outstanding on the distribution record date.
h)Earnings per unit
The partnership’s net income per LP Unit and weighted average units outstanding are calculated as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except unit information)	2020	2019	2020	2019
Net (loss) income attributable to limited partners	$(586)	$57	$(814)	$203
(Loss) income reallocation related to mandatorily convertible preferred shares	(47)	6	(64)	19
Less: Preferred unit dividends attributable to limited partners	(6)	(3)	(10)	(3)
Net (loss) income attributable to limited partners – basic	(639)	60	(888)	219
Dilutive effect of conversion of preferred shares and options	—	—	—	—
Net (loss) income attributable to limited partners – diluted	$(639)	$60	$(888)	$219

(in millions of units/shares)
Weighted average number of LP Units outstanding	437.6	421.0	439.1	423.7
Mandatorily convertible preferred shares	70.1	70.0	70.1	70.0
Weighted average number of LP Units - basic	507.7	491.0	509.2	493.7
Dilutive effect of the conversion of preferred shares and options	—	0.1	—	0.1
Weighted average number of LP units outstanding - diluted	507.7	491.1	509.2	493.8